Long-Term Debt - Lynrock Lake Term Loan Narrative (Details)			3 Months Ended	9 Months Ended
	Aug. 26, 2025 USD ($)	Feb. 26, 2025 USD ($) business_day $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt			$ 15,122,966	$ 15,122,966	$ 9,933,392
Unamortized debt issuance expense			9,827,121	9,827,121	$ 4,938,362
Lynrock Lake Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,100,000
Debt instrument, interest rate, stated percentage		10.00%
Net cash proceeds thereof percentage		100.00%
Lynrock Lake Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,100,000
Lynrock Lake Term Loan | Lynrock Lake Warrant
Debt Instrument [Line Items]
Shares issued (in shares) | shares		20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 1.20
Issuance of stock and warrants		$ 16,496,084
Debt instrument, debt default, amount			6,640,384	6,640,384
Debt issuance costs, net			244,300	244,300
Long-term debt			5,272,879	5,272,879
Unamortized debt issuance expense			9,827,121	9,827,121
Interest payable			670,193	670,193
Interest expense			$ 521,243	$ 943,073
Lynrock Lake Term Loan | Credit Agreement
Debt Instrument [Line Items]
Debt instrument, face amount	$ 15,100,000	$ 250,000
Debt instrument, proposed prepayment business days | business_day		3
Prepayment premium, percentage		20.00%
Cash proceeds from any extraordinary receipt, amount		$ 250,000
Debt instrument, convertible, cash proceeds business days	30 days	5 days
Cash proceeds of such extraordinary receipt, percent		100.00%
Net cash proceeds equal exceeding amount		$ 250,000
Debt securities, available-for-sale		$ 250,000
Debt instrument, convertible, subsidiary shall prepay business days | business_day		5
Debt instrument, convertible, threshold business days | business_day		2
Debt instrument, convertible, after the end of each month business days | business_day		5
Aggregate amount of payments of accounts receivable actually received, percentage		15.00%